Income Taxes The components of EFIH's income tax (benefit) expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Current Federal Tax Expense (Benefit)	$ (88)	$ (104)	$ (115)
Current State and Local Tax Expense (Benefit)	0	0	1
Current Income Tax Expense (Benefit)	(88)	(104)	(114)
Deferred Federal Income Tax Expense (Benefit)	0	(52)	(55)
Deferred State and Local Income Tax Expense (Benefit)	0	1	0
Deferred Income Tax Expense (Benefit)	0	(51)	(55)
Income tax benefit	$ (88)	$ (155)	$ (169)